Equity - Deferred share units (Details) - DSUs - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at (in shares)	811,378	747,213
Granted (in shares)	23,809	64,165
Exercised (in shares)	(15,156)	0
Balance at (in shares)	820,031	811,378